Fees Summary	Jan. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,153,000.00
Previously Paid Amount	0.00
Total Fee Amount	711.63
Total Offset Amount	0.00
Net Fee	711.63
Narrative - Max Aggregate Offering Price	$ 5,153,000.00
Final Prospectus	true